Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income (loss) for the year	$ (21,885,410)	$ 4,329,342	$ (3,132,693)
Adjustments for:
Digital currencies items (note 21) (restated)	(17,876,857)	3,444,692	(21,774,005)
Interest income accrual	(48,000)
Gain on sale of property, plant and equipment		(1,140,658)	(1,552,295)
Depreciation of right-of-use assets	172,332	142,324	198,291
Depreciation and amortization	14,871,456	10,657,144	3,082,852
Interest on lease liabilities	92,860	58,014	236,680
Change in fair value of amount owing for Miner Lease Agreement	267,551	(1,693,088)	(528,875)
Share based compensation	1,620,777	3,296,238	7,804,271
Change in warrant liability	4,522,523	(32,010,637)	(1,551,013)
Share issuance cost		695,170	4,973,051
Loss on settlement of debt		294,306	390,290
Interest accrued on loan payable	138,300	(6,000)
Income tax expense			127,340
Change in fair value of loan payable	310,521
Change in fair value of promissory note receivable	(50,685)
Accretion on liability	(126,026)
Impairment of goodwill		1,260,783
Impairment of data miners		1,556,000
Write-off of property, plant and equipment	1,363,941
Deferred tax (recovery) expense		(1,537,467)	2,173,279
Foreign exchange loss (gain)	1,375,661	(3,660,296)	(333,148)
Working capital items (note 21)	1,678,098	(1,181,046)	1,026,381
Net cash provided by (used in) operating activities (restated)	(13,572,958)	(15,495,179)	(8,859,594)
Investing activities
Purchase of property, plant and equipment	(3,007,766)	(14,685,038)	(33,924,780)
Proceeds from sale of property, plant and equipment	499,950	795,000
Acquisition of digital currency option calls		(623,000)
Acquisition of digital currencies (restated)		(3,932,000)
Digital currencies traded for cash (restated)	19,264,980	16,016,280
Promissory note receivable			(800,000)
Business combination (note 4)	(4,749,666)
Net cash used in investing activities (restated)	12,007,498	(2,428,758)	(34,724,780)
Financing activities
Proceeds from private placement, net of costs		8,314,269	50,218,093
Proceeds from pre-funded warrants		1,029,600
Repurchase of shares		(255,525)	(599,997)
Repayment of mortgage	(534,000)	(133,500)
Proceeds of shares issued for cash	1,073,244
Proceeds from loans payable	691,500	10,000,000	1,473,495
Repayment of loans payable	(1,027,753)		(3,975,083)
Lease payments	(146,880)	(96,000)	(2,647,669)
Net cash provided by financing activities	56,111	18,858,844	44,468,839
Net change in cash	(1,509,349)	934,907	884,465
Cash, beginning of year	1,850,622	915,715	31,250
Cash, end of year	341,273	1,850,622	915,715
Supplemental information
Interest paid		$ 238,204	$ 117,697